Earnings per share - Weighted average number of ordinary shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Number of shares issued	177,778,907	177,553,000	177,186,000	176,953,000
Treasury shares	(319,507)	(167,415)	(250,000)	(250,000)
Effect of weighted average stock options exercised	192,000	359,000	214,000
Weighted average number of shares outstanding Dec 31	177,578,262	177,295,234	176,916,663
Number of instruments that are antidilutive in period presented	2,905,171	2,079,768